EQUIPMENT LOANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	$ 2,065,332	$ 507,549	$ 706,345
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Equipment loans expiration description	The Company has entered into loans for mining equipment maturing in between 2018 and 2020
Fixed interest rate	4.35%
Loans Payable One [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed interest rate	5.26%